Cash Flows Information (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flows Information [Abstract]
Cash Flows Information
For the years ended December 31 (In millions)	2015	2014	2013

GE
Net dispositions (purchases) of GE shares for treasury
Open market purchases under share repurchase program	$(2,709)	$(2,211)	$(10,225)
Other purchases	(58)	(49)	(91)
Dispositions	1,668	1042	1,038
	$(1,099)	$(1,218)	$(9,278)
GE Capital
All other operating activities
Cash collateral on derivative contracts	(1,936)	738	(2,285)
Increase (decrease) in other liabilities	4,860	(3,331)	1,886
Other	2,163	5,073	2,995
	$5,087	$2,480	$2,596
Net decrease (increase) in GE Capital financing receivables
Increase in loans to customers	$(65,306)	$(64,843)	$(58,535)
Principal collections from customers - loans	60,292	60,764	58,667
Investment in equipment for financing leases	(417)	(535)	(592)
Principal collections from customers - financing leases	734	841	1,335
Sales of financing receivables	4,923	3,612	2,147
	$226	$(161)	$3,022
All other investing activities
Purchases of investment securities	$(7,790)	$(2,008)	$(3,293)
Dispositions and maturities of investment securities	9,587	2,723	7,360
Decrease (increase) in other assets - investments	(1,439)	(287)	183
Other(a)	(5,048)	24,146	31,506
	$(4,690)	$24,574	$35,756
Repayments and other reductions (maturities longer than 90 days)
Short-term (91 to 365 days)	$(42,110)	$(36,919)	$(44,296)
Long-term (longer than one year)	(2,455)	(864)	(3,862)
Principal payments - non-recourse, leveraged leases	(283)	(304)	(434)
	$(44,848)	$(38,087)	$(48,592)
All other financing activities
Proceeds from sales of investment contracts	$163	$322	$491
Redemption of investment contracts	(1,235)	(1,113)	(980)
Other	(290)	112	(389)
	$(1,362)	$(679)	$(878)

(a) Other primarily included net activity related to settlements between our continuing operations (primarily our treasury operations) and businesses in discontinued operations.